Income Taxes - Schedule of Loss From Continuing Operations, Before Income Tax and Discontinued Operations Attributable to Different Jurisdictions (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Income before income tax	$ (3,069,862)	$ (1,625,778)	$ (1,036,059)
Russia Entities [Member]
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Income before income tax	(2,343,202)	(630,392)	(669,215)
Switzerland [Member]
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Income before income tax	(6,198)	(592,724)	(24,699)
British Virgin Islands [Member]
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Income before income tax	(36,592)	38,129	16,808
Romania Entities [Member]
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Income before income tax		(87,006)	(340,988)
Lithuania [Member]
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Income before income tax	855	1,048	(10,832)
Kazakhstan [Member]
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Income before income tax		(4,524)	(13,107)
USA [Member]
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Income before income tax	(1,477)	(3,045)	460
Other [Member]
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Income before income tax	$ (683,248)	$ (347,264)	$ 5,514